Accrued liabilities	12 Months Ended
Dec. 31, 2025
Disclosure Of Accrued Liabilities [Abstract]
Accrued liabilities

16. Accrued liabilities

	2025	2024
	€	€
Consulting, professional and audit liability	1,226,432	729,162
Clinical accrued liabilities	5,806,522	5,221,572
Manufacturing accrued liabilities	2,879,222	1,767,291
Nonclinical accrued liabilities	527,935	445,238
Personnel related accruals	11,432,445	7,827,392
Other accrued liabilities	1,475,916	1,597,752
	23,348,472	17,588,407